BORROWINGS (Significant borrowings) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,722,893,000	$ 2,188,674,000
Tenigal Syndicated Loan Due July 2022
Disclosure of detailed information about borrowings [line items]
Original principal amount	200,000,000
Borrowings	50,000,000
Ternium Investments S.à r.l Syndicated Loan Due September 2022
Disclosure of detailed information about borrowings [line items]
Original principal amount	1,500,000,000
Borrowings	400,000,000
Ternium Mexico Syndicated Loan Due June 2023
Disclosure of detailed information about borrowings [line items]
Original principal amount	1,000,000,000		$ 1,000,000,000
Borrowings	500,000,000
Ternium Brazil Syndicated Loan Due August 2024
Disclosure of detailed information about borrowings [line items]
Original principal amount	500,000,000
Borrowings	$ 500,000,000